Service Shares [Member] Average Annual Total Returns - Service Shares	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Health Care Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.56%	6.31%	9.54%
SERVICE
Prospectus [Line Items]
Average Annual Return, Percent	15.92%	5.53%	9.50%
SERVICE | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.96%	3.57%	7.92%
SERVICE | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.14%	4.07%	7.47%